Intangible assets - Other intangible assets - Changes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in Other intangible assets
Balances at beginning of the year	$ 7,098
Balances at end of the year	6,873	$ 7,098
Gross carrying amount
Changes in Other intangible assets
Balances at beginning of the year	16,989	13,753
Additions	2,248	3,236
Balances at end of the year	19,237	16,989
Accumulated depreciation, amortisation and impairment
Changes in Other intangible assets
Balances at beginning of the year	(9,891)	(7,443)
Additions	(2,473)	(2,448)
Balances at end of the year	$ (12,364)	$ (9,891)